Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Operating Leased Assets [Line Items]
2015	$ 33,414
2016	27,583
2017	22,673
2018	17,194
2019	11,300
2020 and thereafter	4,836
Total minimum payments	117,000
Facility Leases
Operating Leased Assets [Line Items]
2015	13,544
2016	9,633
2017	7,741
2018	5,468
2019	3,855
2020 and thereafter	3,558
Total minimum payments	43,799
Vehicle Leases
Operating Leased Assets [Line Items]
2015	19,870
2016	17,950
2017	14,932
2018	11,726
2019	7,445
2020 and thereafter	1,278
Total minimum payments	$ 73,201